Subsequent Events (Details) - Subsequent Event [Member] - Class A Ordinary Shares [Member]	Feb. 09, 2026 $ / shares shares
Subsequent Events (Details) [Line Items]
Offering shares issues (in Shares) | shares	14,850,000
Ordinary shares par value	$ 0.0003125
Price per share	$ 0.5454